Segment Information (Costs Incurred on Long-lived Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	$ 921,538	$ 632,038	$ 503,000
Carolinas/Richmond
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	22,220	31,958	51,647
Chicago/Minneapolis
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	3,326	14,246	29,317
Cincinnati/Columbus/Indianapolis [Member]
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	2,491	14,942	1,878
Dallas [Member]
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	75,199	34,166	24,116
Florida
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	41,967	23,832	38,312
Houston
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	77,323	17,522	25,831
Lehigh/Central PA
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	63,926	89,304	176,386
Philadelphia
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	3,326	30,685	57,691
Southern California
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	298,580	183,842	5,599
United Kingdom
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	165,276	10,501	11,492
Other
Segment Reporting Information [Line Items]
Cost incurred on long-lived assets	$ 167,904	$ 181,040	$ 80,731